Related Parties - Directors and Key Management Personnel (Details) R in Thousands		12 Months Ended
	Mar. 06, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ZAR (R) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Disclosure of transactions between related parties [line items]
Average foreign exchange rate		13.3014	13.3014	14.6812	12.7719
Total Executive Directors and Prescribed Officers
Disclosure of transactions between related parties [line items]
Total Compensation		$ 15,807,000	R 210,249	$ 15,848,000	$ 13,268,000
Pension scheme benefits		879,000	11,696
Other benefits and encashed leave		2,760,000	36,707
Subtotal		12,641,000	168,142
Pre-tax gain on share options		$ 3,166,000	R 42,107
Management and Other Personnel Total [Member]
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		8,633,653	8,633,653
Awards granted during the year		1,926,549	1,926,549
Awards exercised during the year		1,830,855	1,830,855
Awards lapsed during the year		1,731,458	1,731,458
Awards outstanding at end of year		6,997,889	6,997,889	8,633,653
Awards vested at end of year		2,411,788	2,411,788
Executive Directors
Disclosure of transactions between related parties [line items]
Total Compensation		$ 3,291,000	R 43,768	$ 2,779,000	2,929,000
Pension scheme benefits | R			4,023
Other benefits and encashed leave | R			5,015
Subtotal | R			43,768
Pre-tax gain on share options | R			R 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		900,872	900,872
Awards granted during the year		114,996	114,996
Awards exercised during the year		0	0
Awards lapsed during the year		126,652	126,652
Awards outstanding at end of year		889,216	889,216	900,872
Awards vested at end of year		388,565	388,565
S Venkatakrishnan
Disclosure of transactions between related parties [line items]
Total Compensation		$ 2,134,000	R 28,384	$ 1,832,000	1,905,000
Pension scheme benefits | R			3,296
Other benefits and encashed leave | R			3,388
Subtotal | R			28,384
Pre-tax gain on share options | R			R 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		689,087	689,087
Awards granted during the year		72,118	72,118
Awards exercised during the year		0	0
Awards lapsed during the year		89,553	89,553
Awards outstanding at end of year		671,652	671,652	689,087
Awards vested at end of year		343,678	343,678
KC Ramon
Disclosure of transactions between related parties [line items]
Total Compensation		$ 1,157,000	R 15,384	$ 947,000	1,024,000
Pension scheme benefits | R			727
Other benefits and encashed leave | R			1,627
Subtotal | R			15,384
Pre-tax gain on share options | R			R 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		211,785	211,785
Awards granted during the year		42,878	42,878
Awards exercised during the year		0	0
Awards lapsed during the year		37,099	37,099
Awards outstanding at end of year		217,564	217,564	211,785
Awards vested at end of year		44,887	44,887
Prescribed Officers
Disclosure of transactions between related parties [line items]
Total Compensation		$ 12,516,000	R 166,481	$ 13,069,000	10,339,000
Pension scheme benefits | R			7,673
Other benefits and encashed leave | R			31,692
Subtotal | R			124,374
Pre-tax gain on share options | R			R 42,107
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		1,593,276	1,593,276
Awards granted during the year		200,131	200,131
Awards exercised during the year		303,688	303,688
Awards lapsed during the year		466,439	466,439
Awards outstanding at end of year		1,023,280	1,023,280	1,593,276
Awards vested at end of year		287,518	287,518
CE Carter
Disclosure of transactions between related parties [line items]
Total Compensation		$ 1,887,000	R 25,104	$ 1,535,000	1,906,000
Pension scheme benefits | R			1,330
Other benefits and encashed leave | R			1,717
Subtotal | R			16,866
Pre-tax gain on share options | R			R 8,238
Dependent's scholarship award | $		$ 2,500
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		250,386	250,386
Awards granted during the year		38,600	38,600
Awards exercised during the year		58,260	58,260
Awards lapsed during the year		51,426	51,426
Awards outstanding at end of year		179,300	179,300	250,386
Awards vested at end of year		0	0
GJ Ehm
Disclosure of transactions between related parties [line items]
Total Compensation		$ 1,449,000	R 19,277	$ 1,693,000	1,404,000
Pension scheme benefits | R			306
Other benefits and encashed leave | R			1,489
Subtotal | R			14,689
Pre-tax gain on share options | R			R 4,588
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		331,354	331,354
Awards granted during the year		33,580	33,580
Awards exercised during the year		31,172	31,172
Awards lapsed during the year		59,637	59,637
Awards outstanding at end of year		274,125	274,125	331,354
Awards vested at end of year		105,508	105,508
L Eybers
Disclosure of transactions between related parties [line items]
Total Compensation		$ 1,051,000	R 13,988	$ 0	0
Pension scheme benefits | R			327
Other benefits and encashed leave | R			2,570
Subtotal | R			13,988
Pre-tax gain on share options | R			R 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		58,563	58,563
Awards granted during the year		18,101	18,101
Awards exercised during the year		0	0
Awards lapsed during the year		11,179	11,179
Awards outstanding at end of year		65,485	65,485	58,563
Awards vested at end of year		17,280	17,280
DC Noko
Disclosure of transactions between related parties [line items]
Total Compensation		$ 938,000	R 12,472	$ 961,000	976,000
Pension scheme benefits | R			644
Other benefits and encashed leave | R			1,888
Subtotal | R			12,472
Pre-tax gain on share options | R			R 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		244,592	244,592
Awards granted during the year		27,626	27,626
Awards exercised during the year		0	0
Awards lapsed during the year		40,299	40,299
Awards outstanding at end of year		231,919	231,919	244,592
Awards vested at end of year		100,410	100,410
ME Sanz Perez
Disclosure of transactions between related parties [line items]
Total Compensation		$ 885,000	R 11,769	$ 1,640,000	823,000
Pension scheme benefits | R			795
Other benefits and encashed leave | R			1,078
Subtotal | R			11,769
Pre-tax gain on share options | R			R 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		205,213	205,213
Awards granted during the year		29,398	29,398
Awards exercised during the year		0	0
Awards lapsed during the year		42,538	42,538
Awards outstanding at end of year		192,073	192,073	205,213
Awards vested at end of year		59,244	59,244
CB Sheppard
Disclosure of transactions between related parties [line items]
Total Compensation		$ 862,000	R 11,461	$ 721,000	511,000
Pension scheme benefits | R			681
Other benefits and encashed leave | R			272
Subtotal | R			11,461
Pre-tax gain on share options | R			R 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		27,552	27,552
Awards granted during the year		29,205	29,205
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		56,757	56,757	27,552
Awards vested at end of year		5,076	5,076
TB Sibisi
Disclosure of transactions between related parties [line items]
Total Compensation		$ 711,000	R 9,452	$ 541,000	0
Pension scheme benefits | R			703
Other benefits and encashed leave | R			77
Subtotal | R			9,452
Pre-tax gain on share options | R			R 0
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		0	0
Awards granted during the year		23,621	23,621
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		23,621	23,621	0
Awards vested at end of year		0	0
Retired prescribed officers
Disclosure of transactions between related parties [line items]
Total Compensation		$ 4,733,000	R 62,958	$ 5,978,000	4,719,000
Pension scheme benefits | R			2,887
Other benefits and encashed leave | R			22,601
Subtotal | R			33,677
Pre-tax gain on share options | R			R 29,281
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		475,616	475,616
Awards granted during the year		0	0
Awards exercised during the year		214,256	214,256
Awards lapsed during the year		261,360	261,360
Awards outstanding at end of year		0	0	475,616
Awards vested at end of year		0	0
Other
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		6,139,505	6,139,505
Awards granted during the year		1,611,422	1,611,422
Awards exercised during the year		1,527,167	1,527,167
Awards lapsed during the year		1,138,367	1,138,367
Awards outstanding at end of year		5,085,393	5,085,393	6,139,505
Awards vested at end of year		1,735,705	1,735,705
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Total Compensation | $		$ 1,959,500		$ 2,072,000	2,112,000
Director fees | $		1,310,500
Committee fees | $		512,750
Travel allowance | $		136,250
SM Pityana (Chairman)
Disclosure of transactions between related parties [line items]
Total Compensation | $		372,250		378,000	411,000
Director fees | $		312,500
Committee fees | $		59,750
Travel allowance | $		0
AH Garner
Disclosure of transactions between related parties [line items]
Total Compensation | $		200,750		200,000	204,000
Director fees | $		123,500
Committee fees | $		43,500
Travel allowance | $		33,750
MJ Kirkwood
Disclosure of transactions between related parties [line items]
Total Compensation | $		230,750		249,000	242,000
Director fees | $		123,500
Committee fees | $		68,500
Travel allowance | $		38,750
NP January-Bardill
Disclosure of transactions between related parties [line items]
Total Compensation | $		179,500		189,000	189,000
Director fees | $		123,500
Committee fees | $		56,000
Travel allowance | $		0
R Gasant
Disclosure of transactions between related parties [line items]
Total Compensation | $		182,000		193,000	195,000
Director fees | $		123,500
Committee fees | $		58,500
Travel allowance | $		0
RJ Ruston
Disclosure of transactions between related parties [line items]
Total Compensation | $		212,000		231,000	226,000
Director fees | $		123,500
Committee fees | $		56,000
Travel allowance | $		32,500
MDC Richter
Disclosure of transactions between related parties [line items]
Total Compensation | $		203,250		200,000	205,000
Director fees | $		123,500
Committee fees | $		48,500
Travel allowance | $		31,250
DL Hodgson
Disclosure of transactions between related parties [line items]
Total Compensation | $		167,000		176,000	180,000
Director fees | $		123,500
Committee fees | $		43,500
Travel allowance | $		0
SV Zilwa
Disclosure of transactions between related parties [line items]
Total Compensation | $		135,000		0	0
Director fees | $		90,000
Committee fees | $		45,000
Travel allowance | $		0
Retired non-executive officer
Disclosure of transactions between related parties [line items]
Total Compensation | $		77,000		$ 256,000	$ 260,000
Director fees | $		43,500
Committee fees | $		33,500
Travel allowance | $		$ 0
Exercise of Equity Awards by Key Management | CE Carter
Disclosure of transactions between related parties [line items]
Pre-tax gain on share options | $	$ 723,854
Share-based Payment Activity [Abstract]
Awards exercised during the year	87,852
Exercise of Equity Awards by Key Management | RW Largent
Disclosure of transactions between related parties [line items]
Pre-tax gain on share options | $	$ 392,431
Share-based Payment Activity [Abstract]
Awards exercised during the year	46,316
Cash-settled Long Term Incentive Plan
Share-based Payment Activity [Abstract]
Share units granted during the year		4,469,618	4,469,618	2,464,630	30,163
Cash-settled Long Term Incentive Plan | Management and Other Personnel Total [Member]
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		2,464,630	2,464,630
Awards granted during the year		2,572,437	2,572,437
Awards exercised during the year		59,852	59,852
Awards lapsed during the year		507,597	507,597
Awards outstanding at end of year		4,469,618	4,469,618	2,464,630
Cash-settled Long Term Incentive Plan | Executive Directors
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		240,000	240,000
Awards granted during the year		285,467	285,467
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		525,467	525,467	240,000
Cash-settled Long Term Incentive Plan | S Venkatakrishnan
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		120,000	120,000
Awards granted during the year		174,872	174,872
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		294,872	294,872	120,000
Cash-settled Long Term Incentive Plan | KC Ramon
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		120,000	120,000
Awards granted during the year		110,595	110,595
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		230,595	230,595	120,000
Cash-settled Long Term Incentive Plan | Prescribed Officers
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		860,000	860,000
Awards granted during the year		665,937	665,937
Awards exercised during the year		17,497	17,497
Awards lapsed during the year		102,503	102,503
Awards outstanding at end of year		1,405,937	1,405,937	860,000
Cash-settled Long Term Incentive Plan | CE Carter
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		120,000	120,000
Awards granted during the year		110,595	110,595
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		230,595	230,595	120,000
Cash-settled Long Term Incentive Plan | GJ Ehm
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		120,000	120,000
Awards granted during the year		110,595	110,595
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		230,595	230,595	120,000
Cash-settled Long Term Incentive Plan | L Eybers
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		20,000	20,000
Awards granted during the year		97,535	97,535
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		117,535	117,535	20,000
Cash-settled Long Term Incentive Plan | DC Noko
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		120,000	120,000
Awards granted during the year		88,850	88,850
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		208,850	208,850	120,000
Cash-settled Long Term Incentive Plan | ME Sanz Perez
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		120,000	120,000
Awards granted during the year		88,463	88,463
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		208,463	208,463	120,000
Cash-settled Long Term Incentive Plan | CB Sheppard
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		120,000	120,000
Awards granted during the year		93,928	93,928
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		213,928	213,928	120,000
Cash-settled Long Term Incentive Plan | TB Sibisi
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		120,000	120,000
Awards granted during the year		75,971	75,971
Awards exercised during the year		0	0
Awards lapsed during the year		0	0
Awards outstanding at end of year		195,971	195,971	120,000
Cash-settled Long Term Incentive Plan | Retired prescribed officers
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		120,000	120,000
Awards granted during the year		0	0
Awards exercised during the year		17,497	17,497
Awards lapsed during the year		102,503	102,503
Awards outstanding at end of year		0	0	120,000
Cash-settled Long Term Incentive Plan | Other
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		1,364,630	1,364,630
Awards granted during the year		1,621,033	1,621,033
Awards exercised during the year		42,355	42,355
Awards lapsed during the year		405,094	405,094
Awards outstanding at end of year		2,538,214	2,538,214	1,364,630
Bonus Share Plan (BSP)
Share-based Payment Activity [Abstract]
Awards outstanding at beginning of year		4,198,285	4,198,285	4,708,799	3,305,515
Awards granted during the year		1,926,549	1,926,549	2,103,767	2,562,313
Awards exercised during the year		1,426,554	1,426,554	2,409,907	994,023
Awards lapsed during the year		218,601	218,601	204,374	165,006
Awards outstanding at end of year		4,479,679	4,479,679	4,198,285	4,708,799
Awards vested at end of year		1,904,021	1,904,021	1,170,849	1,687,096
Bonus Share Plan (BSP) | Directors and Key Management Personnel
Share-based Payment Activity [Abstract]
Awards granted during the year		315,127	315,127	262,605
Bonus Share Plan (BSP) | Executive Directors
Share-based Payment Activity [Abstract]
Awards granted during the year		114,996	114,996	80,285
Bonus Share Plan (BSP) | S Venkatakrishnan
Share-based Payment Activity [Abstract]
Awards granted during the year		72,118	72,118	49,962
Bonus Share Plan (BSP) | KC Ramon
Share-based Payment Activity [Abstract]
Awards granted during the year		42,878	42,878	30,323
Bonus Share Plan (BSP) | Prescribed Officers
Share-based Payment Activity [Abstract]
Awards granted during the year		200,131	200,131	182,320
Bonus Share Plan (BSP) | CE Carter
Share-based Payment Activity [Abstract]
Awards granted during the year		38,600	38,600	36,666
Bonus Share Plan (BSP) | GJ Ehm
Share-based Payment Activity [Abstract]
Awards granted during the year		33,580	33,580	31,602
Bonus Share Plan (BSP) | L Eybers
Share-based Payment Activity [Abstract]
Awards granted during the year		18,101	18,101	0
Bonus Share Plan (BSP) | DC Noko
Share-based Payment Activity [Abstract]
Awards granted during the year		27,626	27,626	20,080
Bonus Share Plan (BSP) | ME Sanz Perez
Share-based Payment Activity [Abstract]
Awards granted during the year		29,398	29,398	19,992
Bonus Share Plan (BSP) | CB Sheppard
Share-based Payment Activity [Abstract]
Awards granted during the year		29,205	29,205	10,152
Bonus Share Plan (BSP) | TB Sibisi
Share-based Payment Activity [Abstract]
Awards granted during the year		23,621	23,621	0
Bonus Share Plan (BSP) | Retired prescribed officers
Share-based Payment Activity [Abstract]
Awards granted during the year		0	0	63,828
Salary | Total Executive Directors and Prescribed Officers
Disclosure of transactions between related parties [line items]
Short-term benefits		$ 6,162,000	R 81,960
Salary | Executive Directors
Disclosure of transactions between related parties [line items]
Short-term benefits | R			21,741
Salary | S Venkatakrishnan
Disclosure of transactions between related parties [line items]
Short-term benefits | R			13,318
Salary | KC Ramon
Disclosure of transactions between related parties [line items]
Short-term benefits | R			8,423
Salary | Prescribed Officers
Disclosure of transactions between related parties [line items]
Short-term benefits | R			60,219
Salary | CE Carter
Disclosure of transactions between related parties [line items]
Short-term benefits | R			9,408
Salary | GJ Ehm
Disclosure of transactions between related parties [line items]
Short-term benefits | R			8,778
Salary | L Eybers
Disclosure of transactions between related parties [line items]
Short-term benefits | R			7,400
Salary | DC Noko
Disclosure of transactions between related parties [line items]
Short-term benefits | R			6,767
Salary | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Short-term benefits | R			6,737
Salary | CB Sheppard
Disclosure of transactions between related parties [line items]
Short-term benefits | R			7,154
Salary | TB Sibisi
Disclosure of transactions between related parties [line items]
Short-term benefits | R			5,786
Salary | Retired prescribed officers
Disclosure of transactions between related parties [line items]
Short-term benefits | R			8,189
Performance related payments | Total Executive Directors and Prescribed Officers
Disclosure of transactions between related parties [line items]
Short-term benefits		$ 2,840,000	37,779
Performance related payments | Executive Directors
Disclosure of transactions between related parties [line items]
Short-term benefits | R			12,989
Performance related payments | S Venkatakrishnan
Disclosure of transactions between related parties [line items]
Short-term benefits | R			8,382
Performance related payments | KC Ramon
Disclosure of transactions between related parties [line items]
Short-term benefits | R			4,607
Performance related payments | Prescribed Officers
Disclosure of transactions between related parties [line items]
Short-term benefits | R			24,790
Performance related payments | CE Carter
Disclosure of transactions between related parties [line items]
Short-term benefits | R			4,411
Performance related payments | GJ Ehm
Disclosure of transactions between related parties [line items]
Short-term benefits | R			4,116
Performance related payments | L Eybers
Disclosure of transactions between related parties [line items]
Short-term benefits | R			3,691
Performance related payments | DC Noko
Disclosure of transactions between related parties [line items]
Short-term benefits | R			3,173
Performance related payments | ME Sanz Perez
Disclosure of transactions between related parties [line items]
Short-term benefits | R			3,159
Performance related payments | CB Sheppard
Disclosure of transactions between related parties [line items]
Short-term benefits | R			3,354
Performance related payments | TB Sibisi
Disclosure of transactions between related parties [line items]
Short-term benefits | R			2,886
Performance related payments | Retired prescribed officers
Disclosure of transactions between related parties [line items]
Short-term benefits | R			R 0